Equity Incentive Plan - Unrecognized Compensation Cost (Table) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Unrecognized Compensation Cost [Abstract]
2017	$ 4,845
2018	1,882
2019	299
Total	$ 7,026